Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 675	$ 469	$ (845)
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	5	(638)
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	456	438	9
Financial Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27	(10)	(229)
Enterprise and new initiatives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	36	13
SINGAPORE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	283	246	(30)
MALAYSIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	108	91	92
PHILIPPINES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81	51	39
THAILAND
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76	57	(19)
Rest of Southeast Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 127	$ 24	$ (927)